Recurring Fair Value Measurements, Changes in Fair Value of Warrant Liabilities (FY) (Details) - Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 224,000	$ 560,000	$ 560,000	$ 5,824,000
Change in fair value	$ 336,000	$ 0	$ (336,000)	$ (5,264,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Fair value, end of period	$ 560,000	$ 560,000	$ 224,000	$ 560,000